Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
Note 14 – Leases

       We have operating leases expiring at various dates, principally for real estate, office space, storage facilities and operating equipment. For our Houston and Beverwijk office space, we have previously deemed the leases as onerous leases in 2018 as a result of change in our operating strategy; it is expected that the leases will expire on March 1, 2022 and February 28, 2021, respectively. For these operating leases, upon adoption (see note 2) of the new standard, we offset the right-of-use asset of the lease by the existing carrying amount of the onerous lease liability previously recorded on the date of adoption.

Supplemental balance sheet information related to leases was as follows:

As of December 31, 2019
(In $ millions)
Operating leases
Operating leases right-of-use assets	2.7
Current operating lease liabilities	3.4
Long-term operating lease liabilities	6.5

The current portion of the right of use asset is recognized within other current assets (see note 11) and the non-current portion is recognized within other long-term assets (see note 19). The current lease liabilities are recognized within other current liabilities (see note 20) and the non-current lease liabilities are recognized within other liabilities.

Components of lease cost is comprised of the following:	For the year ended December 31, 2019

(In $ millions)
Operating lease cost	21.2
Short-term lease cost	0.5
Total lease cost	21.7
Sublease income	0.7

Supplemental cash flow information related to leases was as follows:	For the year ended December 31, 2019
(In $ millions)
Cash payments for onerous lease contracts	3.6
Operating cash flows from operating leases	0.9
Total lease payments	4.5
Weighted average remaining lease term for operating leases (years)	1.18
Weighted average discount rate for operating leases	6.38%

Maturities of lease liabilities were as follows:	As of December 31, 2019

(In $ millions)
2020	5.1
2021	4.2
2022	1.4
2023	0.4
2024	0.4
Thereafter	1.4
Total lease payments	12.9
Less interest	(3.0)
Present value of lease liability	9.9

Maturities of lease liabilities were as follows:	As of December 31, 2018

(In $ millions)
2019	4.6
2020	3.6
2021	3.6
2022	0.5
2023	-
Thereafter	-
Total lease payments	12.3